Debt (Details) - USD ($)	1 Months Ended	3 Months Ended	12 Months Ended
	Mar. 27, 2020	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Interest Rate	1.00%
Notes Payable		$ 2,077,520	$ 2,239,780	$ 875,000
Principal amount	$ 158,000
Warrant issued			975,000
Stock Price			$ 0.25
Less current portion		837,477	$ 999,736	875,000
Long-term notes payable		$ 1,240,044	$ 1,240,044
Notes Payable 1 [Member]
Interest Rate		15.00%	7.00%
Notes Payable		$ 150,000	$ 0	25,000
Principal amount		$ 200,000	$ 25,000
Maturity Date			Mar. 31, 2020
Stock issued for conversion of debt, shares			234,767
Warrant issued		66,146
Stock Price		$ 0.73
Warrants expired date		Feb. 28, 2017
Notes Payable 1 [Member] | Unpaid Accrued Interest
Stock issued for conversion of debt			$ 25,000
Notes Payable 1 [Member] | Principal
Stock issued for conversion of debt			$ 11,345
Notes Payable 2 [Member]
Interest Rate		8.00%	15.00%
Notes Payable		$ 200,000	$ 150,000	150,000
Principal amount		$ 200,000	$ 200,000
Warrant issued		272,584	66,146
Stock Price		$ 0.94	$ 0.73
Warrants expired date		Feb. 28, 2017	Feb. 28, 2017
Notes Payable 3 [Member]
Interest Rate		1.00%	15.00%
Notes Payable		$ 94,833	$ 0	500,000
Principal amount		$ 94,833	$ 500,000
Maturity Date		May 31, 2022	Mar. 31, 2020
Stock issued for conversion of debt, shares			1,124,802
Warrant issued			681,461
Stock Price			$ 0.92
Warrants expired date			Feb. 28, 2017
Loan forgiven		$ 73,167
Notes Payable 3 [Member] | Unpaid Accrued Interest
Stock issued for conversion of debt			$ 373,065
Notes Payable 3 [Member] | Principal
Stock issued for conversion of debt			$ 500,000
Notes Payable 4 [Member]
Interest Rate			8.00%
Notes Payable			$ 200,000	200,000
Principal amount		$ 100,000	$ 200,000
Warrant issued			272,584
Stock Price			$ 0.94
Warrants expired date			Feb. 28, 2017
Notes Payable 5 [Member]
Interest Rate		4.80%	1.00%
Notes Payable		$ 25,238	$ 89,612	0
Principal amount		112,000	$ 89,612
Maturity Date			May 31, 2020
Loan forgiven			$ 73,167
Periodic payment`		$ 12,246
Notes Payable 6 [Member]
Interest Rate		10.00%	12.00%
Notes Payable		$ 29,212	$ 100,000	0
Principal amount		$ 10,000	$ 100,000
Maturity Date		Jan. 31, 2020	Dec. 31, 2020
Periodic payment`		$ 10,000
Notes Payable 7 [Member]
Interest Rate		3.75%	4.80%
Notes Payable		$ 1,578,237	$ 62,719	0
Principal amount		$ 1,578,237	112,000
Periodic payment`			$ 12,247
Notes Payable 8 [Member]
Interest Rate			0.00%
Notes Payable			$ 59,212	0
Maturity Date			Jan. 31, 2021
Periodic payment`			$ 10,000
Notes Payable 9 [Member]
Interest Rate			0.00%
Notes Payable			$ 1,578,237	$ 0
Principal amount			$ 1,578,237